Share-Based Payments - Allocation Expense by Function (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allocation of Share-Based Payment Expense by function
Cost of cloud and software	€ 78	€ 115	€ 89
Cost of services	142	158	101
Research and development	210	269	190
Sales and marketing	312	442	292
General and administration	88	135	113
Share-based payments	830	1,120	785
Thereof cash-settled share-based payments	674	963	678
Thereof equity-settled share-based payments	€ 156	€ 157	€ 107